Basis of Presentation and General Information and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information and Recent Accounting Pronouncements
Basis of Presentation and General Information and Recent Accounting Pronouncements
1.

Basis of Presentation and General Information and Recent Accounting
Pronouncements
The

accompanying

unaudited

interim

consolidated

financial

statements

include

the

accounts

of

Diana
Shipping Inc., or DSI and its

wholly owned subsidiaries (collectively,

the “Company”). DSI was formed on
March 8, 1999

as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February
2005,

the

Company’s

articles

of

incorporation

were

amended.

Under

the

amended

articles

of
incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of
Liberia to the Republic of the Marshall Islands.
The

accompanying

unaudited

interim

consolidated

financial

statements

have

been

prepared

in
accordance

with

U.S.

generally

accepted

accounting

principles,

or

U.S.

GAAP,

for

interim

financial
information.

Accordingly,

they

do

not

include

all

the

information

and

notes

required

by

U.S.

GAAP

for
complete

financial

statements.

These

unaudited

interim

consolidated

financial

statements

have

been
prepared on the

same basis and

should be read

in conjunction with

the financial statements

for the year
ended

December

31,

2022

included

in

the

Company’s

Annual

Report

on

Form

20-F

filed

with

the
Securities and

Exchange Commission on

March 27,

2023 and,

in the

opinion of

management, reflect

all
adjustments,

which

include

only

normal

recurring

adjustments

considered

necessary

for

a

fair
presentation

of

the

Company's

financial

position,

results

of

operations

and

cash

flows

for

the

periods
presented.

Operating

results

for

the

six

months

ended

June

30,

2023,

are

not

necessarily indicative

of
the results that might be expected for the fiscal year ending December

31, 2023.
The

consolidated

balance

sheet

as

of

December 31,

2022,

has

been

derived

from

the

audited
consolidated

financial

statements

as

of

that

date,

but

does

not

include

all

information

and

footnotes
required by U.S. GAAP for complete financial statements.
The Company

is engaged

in the

ocean transportation

of dry

bulk cargoes

worldwide mainly

through the
ownership

and

bareboat

charter

in

of

dry

bulk

carrier

vessels.

The

Company

operates

its

own

fleet
through

Diana

Shipping

Services

S.A.

(or

“DSS”),

a

wholly

owned

subsidiary

and

through

Diana
Wilhelmsen Management Limited, or DWM, a 50 % owned joint venture (Note 2(c)). The fees paid to DSS are eliminated on consolidation.
Significant Accounting Policies and Recent Accounting

Pronouncements:
A discussion

of the

Company’s significant

accounting policies

can be

found in

Note 2

to the

Company’s
Consolidated

Financial

Statements

included

in

the

Annual

Report

on

Form

20-F

for

the

year

ended
December

31,

2022.

There

have

been

no

material

changes

to

these

policies

in

the

six

months

ended
June 30, 2023, except for as discussed below:
Equity method investments
Under this

method, the

Company records

such an

investment at

cost (or

fair value

if a

consequence of
deconsolidation)

and

adjusts

the

carrying

amount

for

its

share

of

the

earnings

or

losses

of

the

entity
subsequent to the date of investment and reports the recognized earnings or losses in income.
Accrued Interest Income

As

of

June

30,

2023

and December

31,

2022,

accrued interest

income amounted

to

$
1,546

and $
591 ,
respectively

and

is

included

in
Prepaid expenses and other assets

in

the

accompanying

interim
consolidated balance sheets.